Annual Total Returns (Vanguard GNMA Fund - Admiral Shares Participant:) (Vanguard GNMA Fund, Vanguard GNMA Fund - Admiral Shares)	18 Months Ended
Jul. 31, 2013
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Annual Total Return
2013	(2.13%)
2012	2.45%
2011	7.80%
2010	7.08%
2009	5.40%
2008	7.33%
2007	7.11%
2006	4.43%
2005	3.42%
2004	4.21%